UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  028-13963
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Jerrold N. Fine             Westport, CT                2/14/2013
    ------------------------    ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                   36
                                               -------------

Form 13F Information Table Value Total:            $117,418
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number   Name


1.     028-12871              CHARTER OAK MANAGEMENT GP LLC

2.     028-13964              FINE PARTNERS, L.P.


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALLEGHENY TECHNOLOGIES INC   COM            01741R102    2,732   89,975 SH       DEFINED    1, 2      89,975      0    0
AMERICAN AXLE & MFG HLDGS IN COM            024061103      756   67,478 SH       DEFINED    1, 2      67,478      0    0
ASBURY AUTOMOTIVE GROUP INC  COM            043436104    1,442   45,011 SH       DEFINED    1, 2      45,011      0    0
CENTURYLINK INC              COM            156700106    1,760   44,997 SH       DEFINED    1, 2      44,997      0    0
CHIQUITA BRANDS INTL INC     COM            170032809      334   40,487 SH       DEFINED    1, 2      40,487      0    0
DISCOVERY LABORATORIES INC N COM NEW        254668403      372  176,287 SH       DEFINED    1, 2     176,287      0    0
DST SYS INC DEL              COM            233326107    1,888   31,153 SH       DEFINED    1, 2      31,153      0    0
EVEREST RE GROUP LTD         COM            G3223R108   17,108  155,600 SH       DEFINED    1, 2     155,600      0    0
FORD MTR CO DEL              COM PAR $0.01  345370860      873   67,433 SH       DEFINED    1, 2      67,433      0    0
GEO GROUP INC                COM            36159R103      197    6,974 SH       DEFINED    1, 2       6,974      0    0
HANESBRANDS INC              COM            410345102    1,128   31,488 SH       DEFINED    1, 2      31,488      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105    4,698  288,759 SH       DEFINED    1, 2     288,759      0    0
HOLOGIC INC                  COM            436440101    5,401  269,909 SH       DEFINED    1, 2     269,909      0    0
JABIL CIRCUIT INC            COM            466313103      426   22,095 SH       DEFINED    1, 2      22,095      0    0
KOHLS CORP                   COM            500255104    2,321   53,991 SH       DEFINED    1, 2      53,991      0    0
KRAFT FOODS GROUP, INC       COM            50076Q106    1,841   40,489 SH       DEFINED    1, 2      40,489      0    0
MARTEN TRANS LTD             COM            573075108    4,316  234,711 SH       DEFINED    1, 2     234,711      0    0
MEDTRONIC INC                COM            585055106    2,374   57,882 SH       DEFINED    1, 2      57,882      0    0
METLIFE INC                  COM            59156R108    7,287  221,215 SH       DEFINED    1, 2     221,215      0    0
MICROSOFT CORP               COM            594918104    4,911  183,850 SH       DEFINED    1, 2     183,850      0    0
MONDELEZ INTL INC            CL A           609207105    1,374   53,987 SH       DEFINED    1, 2      53,987      0    0
MYLAN INC                    COM            628530107   10,661  388,379 SH       DEFINED    1, 2     388,379      0    0
NCR CORP NEW                 COM            62886E108    4,334  170,095 SH       DEFINED    1, 2     170,095      0    0
NORTHWEST NAT GAS CO         COM            667655104    1,540   34,832 SH       DEFINED    1, 2      34,832      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100    1,501   67,262 SH       DEFINED    1, 2      67,262      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   11,644  151,988 SH       DEFINED    1, 2     151,988      0    0
PBF ENERGY INC               CL A           69318G106    5,227  179,935 SH       DEFINED    1, 2     179,935      0    0
PROSHARES TR                 SHRT 20+YR TRE 74347X849    2,643   89,971 SH       DEFINED    1, 2      89,971      0    0
STAPLES INC                  COM            855030102      513   44,983 SH       DEFINED    1, 2      44,983      0    0
SOUTH JERSEY INDS INC        COM            838518108    1,306   25,951 SH       DEFINED    1, 2      25,951      0    0
SOUTHWEST GAS CORP           COM            844895102    1,908   44,985 SH       DEFINED    1, 2      44,985      0    0
SOUTHWESTERN ENERGY CO       COM            845467109    3,899  116,715 SH       DEFINED    1, 2     116,715      0    0
SPDR GOLD TRUST              COM            78463V107    1,494    9,221 SH       DEFINED    1, 2       9,221      0    0
TOWERS WATSON & CO           CL A           891894107    2,935   52,221 SH       DEFINED    1, 2      52,221      0    0
UIL HLDG CORP                COM            902748102    1,611   44,997 SH       DEFINED    1, 2      44,997      0    0
VERIFONE SYS INC             COM            92342Y109    2,663   89,730 SH       DEFINED    1, 2      89,730      0    0
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